11006628

# NYSE Regulation

NYSE Regulation, Inc.
11 Wall Street, 10th Floor
New York, NY 10005
nyseregulation.com

CERT NYS
001-35112

April 7, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531, 100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

This is to certify that on March 24, 2011 the NYSE Amex LLC (the "Exchange") received from Medgenics, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

**Common stock, $0.0001 par value per share**

**Redeemable common stock purchase warrant**

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Director, Corporate Compliance
NYSE Regulation, Inc.